CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - PEN (S/) S/ in Thousands	Total		IFRS 17 [Member]	Impact of Initial Application of IFRS 17 [Member]	Impact of Initial Application of IFRS 17 [Member] IFRS 17 [Member]	After Adjustment Initial Application [Member]	Capital Stock [Member]	Capital Stock [Member] Impact of Initial Application of IFRS 17 [Member]	Capital Stock [Member] Impact of Initial Application of IFRS 17 [Member] IFRS 17 [Member]	Capital Stock [Member] After Adjustment Initial Application [Member]	Shares of the Group [Member]	Shares of the Group [Member] Impact of Initial Application of IFRS 17 [Member]	Shares of the Group [Member] Impact of Initial Application of IFRS 17 [Member] IFRS 17 [Member]	Shares of the Group [Member] After Adjustment Initial Application [Member]	Share-based Payment [Member]	Share-based Payment [Member] Impact of Initial Application of IFRS 17 [Member]	Share-based Payment [Member] Impact of Initial Application of IFRS 17 [Member] IFRS 17 [Member]	Share-based Payment [Member] After Adjustment Initial Application [Member]	Capital Surplus [Member]	Capital Surplus [Member] Impact of Initial Application of IFRS 17 [Member]	Capital Surplus [Member] Impact of Initial Application of IFRS 17 [Member] IFRS 17 [Member]	Capital Surplus [Member] After Adjustment Initial Application [Member]	Reserves and Others [Member]	Reserves and Others [Member] Impact of Initial Application of IFRS 17 [Member]	Reserves and Others [Member] Impact of Initial Application of IFRS 17 [Member] IFRS 17 [Member]	Reserves and Others [Member] After Adjustment Initial Application [Member]	Investments in Equity Instruments [Member]	Investments in Equity Instruments [Member] Impact of Initial Application of IFRS 17 [Member]	Investments in Equity Instruments [Member] Impact of Initial Application of IFRS 17 [Member] IFRS 17 [Member]	Investments in Equity Instruments [Member] After Adjustment Initial Application [Member]	Investments in Debt Instruments [Member]	Investments in Debt Instruments [Member] Impact of Initial Application of IFRS 17 [Member]	Investments in Debt Instruments [Member] Impact of Initial Application of IFRS 17 [Member] IFRS 17 [Member]	Investments in Debt Instruments [Member] After Adjustment Initial Application [Member]	Cash Flow Hedge Reserve [Member]	Cash Flow Hedge Reserve [Member] Impact of Initial Application of IFRS 17 [Member]	Cash Flow Hedge Reserve [Member] Impact of Initial Application of IFRS 17 [Member] IFRS 17 [Member]	Cash Flow Hedge Reserve [Member] After Adjustment Initial Application [Member]	Insurance Reserves [Member]	Insurance Reserves [Member] Impact of Initial Application of IFRS 17 [Member]	Insurance Reserves [Member] Impact of Initial Application of IFRS 17 [Member] IFRS 17 [Member]	Insurance Reserves [Member] After Adjustment Initial Application [Member]	Foreign Currency Translation Reserve [Member]	Foreign Currency Translation Reserve [Member] Impact of Initial Application of IFRS 17 [Member]	Foreign Currency Translation Reserve [Member] Impact of Initial Application of IFRS 17 [Member] IFRS 17 [Member]	Foreign Currency Translation Reserve [Member] After Adjustment Initial Application [Member]	Retained Earnings [Member]	Retained Earnings [Member] Impact of Initial Application of IFRS 17 [Member]	Retained Earnings [Member] Impact of Initial Application of IFRS 17 [Member] IFRS 17 [Member]	Retained Earnings [Member] After Adjustment Initial Application [Member]	Total [Member]	Total [Member] Impact of Initial Application of IFRS 17 [Member]	Total [Member] Impact of Initial Application of IFRS 17 [Member] IFRS 17 [Member]	Total [Member] After Adjustment Initial Application [Member]	Non-controlling Interest [Member]	Non-controlling Interest [Member] Impact of Initial Application of IFRS 17 [Member]	Non-controlling Interest [Member] Impact of Initial Application of IFRS 17 [Member] IFRS 17 [Member]	Non-controlling Interest [Member] After Adjustment Initial Application [Member]
Balances at Dec. 31, 2020	S/ 25,445,647						S/ 1,318,993				S/ (204,326)				S/ (4,107)				S/ 192,625				S/ 21,429,635				S/ 315,202				S/ 2,256,531				S/ (41,102)				S/ (892,598)				S/ 227,865				S/ 347,152				S/ 24,945,870				S/ 499,777
Changes in equity
Net profit for the year	3,671,829						0				0				0				0				0				0				0				0				0				0				3,584,582				3,584,582				87,247
Other comprehensive income, Note 16(d)	(1,660,059)						0				0				0				0				0				(108,317)				(2,399,931)				40,829				733,932				103,491				0				(1,629,996)				(30,063)
Total comprehensive income	2,011,770						0				0				0				0				0				(108,317)				(2,399,931)				40,829				733,932				103,491				3,584,582				1,954,586				57,184
Transfer of retained earnings to reserves, Note 16(c)	0						0				0				0				0				346,994				0				0				0				0				0				(346,994)				0				0
Dividend distribution, Note 16(e)	(398,808)						0				0				0				0				(398,808)				0				0				0				0				0				0				(398,808)				0
Dividends paid to interest non-controlling of subsidiaries	(4,156)						0				0				0				0				0				0				0				0				0				0				0				0				(4,156)
Additional dividends	(7,822)						0				0				0				0				0				0				0				0				0				0				0				0				(7,822)
Purchase of treasury stock, Note 16(b)	(58,907)						0				0				(1,369)				(57,538)				0				0				0				0				0				0				0				(58,907)				0
Sale of treasury stocks	3,752						0				0				84				3,668				0				0				0				0				0				0				0				3,752				0
Share-based payment transactions	78,733						0				0				2,184				90,098				(13,549)				0				0				0				0				0				0				78,733				0
Others	(32,770)			S/ 5,913			0	S/ 0			0	S/ 0			0	S/ 0			0	S/ 0			0	S/ 0			0	S/ 0			0	S/ 3,900			0	S/ 0			0	S/ 0			0	S/ 5,681			(28,459)	S/ (3,668)			(28,459)	S/ 5,913			(4,311)	S/ 0
Balances (Previously stated [member]) at Dec. 31, 2021	27,037,439						1,318,993				(204,326)				(3,208)				228,853				21,364,272				206,885				(143,400)				(273)				(158,666)				331,356				3,556,281				26,496,767				540,672
Balances at Dec. 31, 2021	26,832,524	[1]			S/ (210,828)	S/ 26,832,524			S/ 0	S/ 1,318,993			S/ 0	S/ (204,326)			S/ 0	S/ (3,208)			S/ 0	S/ 228,853			S/ 0	S/ 21,364,272			S/ 0	S/ 206,885			S/ 0	S/ (139,500)			S/ 0	S/ (273)			S/ 158,666	S/ 0			S/ 0	S/ 337,037			S/ (369,494)	S/ 3,183,119			S/ (210,828)	S/ 26,291,852			S/ 0	S/ 540,672
Changes in equity
Net profit for the year	4,760,110		S/ 14,700				0				0				0				0				0				0				0				0				0				0				4,647,818				4,647,818				112,292
Other comprehensive income, Note 16(d)	(685,316)						0				0				0				0				0				(36,477)				(1,516,059)				1,061				1,133,536				(262,382)				0				(680,321)				(4,995)
Total comprehensive income	4,074,794						0				0				0				0				0				(36,477)				(1,516,059)				1,061				1,133,536				(262,382)				4,647,818				3,967,497				107,297
Transfer of retained earnings to reserves, Note 16(c)	0						0				0				0				0				2,354,859				0				0				0				0				0				(2,354,859)				0				0
Dividend distribution, Note 16(e)	(1,196,422)						0				0				0				0				0				0				0				0				0				0				(1,196,422)				(1,196,422)				0
Dividends paid to interest non-controlling of subsidiaries	(48,577)						0				0				0				0				0				0				0				0				0				0				0				0				(48,577)
Non-controlling interest stock put option, Note 3(n)	(42,964)						0				0				0				0				(42,964)				0				0				0				0				0				0				(42,964)				0
Minority purchase	(5,877)						0				0				0				0				0				0				0				0				0				0				0				0				(5,877)
Purchase of treasury stock, Note 16(b)	(83,605)						0				0				(1,923)				(81,682)				0				0				0				0				0				0				0				(83,605)				0
Sale of treasury stocks	9,949						0				0				231				9,718				0				0				0				0				0				0				0				9,949				0
Share-based payment transactions	59,834						0				0				1,708				74,667				(16,541)				0				0				0				0				0				0				59,834				0
Others	(4,443)						0				0				0				0				0				0				0				0				0				0				(2,497)				(2,497)				(1,946)
Balances at Dec. 31, 2022	29,595,213	[1]					1,318,993				(204,326)				(3,192)				231,556				23,659,626				170,408				(1,655,559)				788				1,133,536				74,655				4,277,159				29,003,644				591,569
Changes in equity
Net profit for the year	4,959,878						0				0				0				0				0				0				0				0				0				0				4,865,540				4,865,540				94,338
Other comprehensive income, Note 16(d)	581,598						0				0				0				0				0				(12,247)				1,258,137				(12,191)				(754,192)				92,448				0				571,955				9,643
Total comprehensive income	5,541,476						0				0				0				0				0				(12,247)				1,258,137				(12,191)				(754,192)				92,448				4,865,540				5,437,495				103,981
Transfer of retained earnings to reserves, Note 16(c)	0						0				0				0				0				2,593,598				0				0				0				0				0				(2,593,598)				0				0
Dividend distribution, Note 16(e)	(1,994,037)						0				0				0				0				0				0				0				0				0				0				(1,994,037)				(1,994,037)				0
Dividends paid to interest non-controlling of subsidiaries	(62,051)						0				0				0				0				0				0				0				0				0				0				0				0				(62,051)
Subsidiary acquisition	14,192						0				0				0				0				0				0				0				0				0				0				0				0				14,192
Minority purchase	(1,773)						0				0				0				0				0				0				0				0				0				0				0				0				(1,773)
Purchase of treasury stock, Note 16(b)	(85,575)						0				0				(2,279)				(83,296)				0				0				0				0				0				0				0				(85,575)				0
Sale of treasury stocks	0						0				0				0				0				0				0				0				0				0				0				0				0				0
Share-based payment transactions	69,518						0				0				1,764				79,979				(12,225)				0				0				0				0				0				0				69,518				0
Dividends not collected	11,579						0				0				0				0				11,579				0				0				0				0				0				0				11,579				0
Result from exchange of strategic shares	14,425						0				0				0				0				0				0				0				0				0				0				14,425				14,425				0
Others	4,098						0				0				0				0				0				0				0				0				0				0				2,955				2,955				1,143
Balances at Dec. 31, 2023	S/ 33,107,065						S/ 1,318,993				S/ (204,326)				S/ (3,707)				S/ 228,239				S/ 26,252,578				S/ 158,161				S/ (397,422)				S/ (11,403)				S/ 379,344				S/ 167,103				S/ 4,572,444				S/ 32,460,004				S/ 647,061

[1]	See note 3(b).